Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
The Company recorded the following compensation expense related to its share-based compensation awards:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Sales and marketing	$130,500	$—	$130,500	$2,014
Research and development	—	—	—	2,532
General and administrative	116,456	—	116,456	—
Total share-based compensation expense	$246,956	$—	$246,956	$4,546